Revenue - Unsatisfied Performance Obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the unsatisfied performance obligations	$ 126,112,270	$ 52,415,469
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract term	1 month	1 year 6 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract term	6 years 7 months 6 days	7 years 1 month 6 days